Restricted cash and restricted time deposit	12 Months Ended
Dec. 31, 2016
Restricted cash and restricted time deposit
Restricted cash and restricted time deposit

4.  Restricted cash and restricted time deposit

To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and for payment service and prepaid cards, the Group held restricted cash of RMB2,114,913 and RMB4,391,955 as of December 31, 2015 and 2016, respectively. Changes in the restricted cash balances associated with the bank acceptance are classified as cash flows from operating activities in the Consolidated Statements of Cash Flows as the Group considers restricted cash arising from these activities directly related to the Group’s ordinary business operations. Changes in the restricted cash balances associated with payment services and prepaid cards are classified as cash flow from investing activities in the Consolidated Statements of Cash Flows as the Group considers restricted cash arising from these activities similar to an investment.